UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DellaCamera Capital Management, LLC
Address: 461 Fifth Avenue
         10th Floor
         New York, NY  10017

13F File Number:  28-13490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vince Spinnato
Title:     Managing Member
Phone:     212-808-3590

Signature, Place, and Date of Signing:

     /s/ Vince Spinnato     New York, NY/USA     May 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $60,064 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 NOTE 3.500% 1/1  00826TAG3     2350  5167000 PRN      SOLE                  5167000        0        0
AUTOBYTEL INC                  COM              05275N106      512  1894518 SH       SOLE                  1894518        0        0
BOOTS & COOTS/INTL WELL CTRL   COM NEW          099469504      489   391320 SH       SOLE                   391320        0        0
CHENIERE ENERGY INC            NOTE 2.250% 8/0  16411RAE9      348  2000000 PRN      SOLE                  2000000        0        0
CURAGEN CORP                   COM              23126R101     3578  3975046 SH       SOLE                  3975046        0        0
EDCI HLDGS INC                 COM              268315108     1335   318671 SH       SOLE                   318671        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    19468  3207253 SH       SOLE                  3207253        0        0
ENZON PHARMACEUTICALS INC      NOTE 4.000% 6/0  293904AE8     3892  5000000 PRN      SOLE                  5000000        0        0
INFOLOGIX INC                  COM              45668X105       26    51242 SH       SOLE                    51242        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100     2234    30000 SH       SOLE                    30000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     1222   410000 SH       SOLE                   410000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    12004  3244227 SH       SOLE                  3244227        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     3009  4700000 PRN      SOLE                  4700000        0        0
NYSE EURONEXT                  COM              629491101     3316   185274 SH       SOLE                   185274        0        0
OSCIENT PHARMACEUTICALS CORP   COM NEW          68812R303       20   170325 SH       SOLE                   170325        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105      200    10000 SH       SOLE                    10000        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408      245    10000 SH       SOLE                    10000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552      529    10000 SH       SOLE                    10000        0        0
SANTA MONICA MEDIA CORP        *W EXP 03/27/201 802501114        0    33100 SH       SOLE                    33100        0        0
SOUTHERN CONN BANCORP INC      COM              84264A102     1530   275700 SH       SOLE                   275700        0        0
SYBASE INC                     NOTE 1.750% 2/2  871130AB6     1908  1500000 PRN      SOLE                  1500000        0        0
TAILWIND FINL INC              *W EXP 04/11/201 874023112        1    17900 SH       SOLE                    17900        0        0
VALUEVISION MEDIA INC          CL A             92047K107      841  1200717 SH       SOLE                  1200717        0        0
VIROPHARMA INC                 NOTE 2.000% 3/1  928241AH1     1007  2000000 PRN      SOLE                  2000000        0        0